ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET [Line Items]
Accounts receivable	$ 1,147,131	$ 1,527,641	$ 1,648,000
Less: allowance for doubtful accounts	1,147,131		0
Accounts Receivable, Net, Current	0	$ 1,527,641	$ 1,648,000
Beijing Qichi Trading Ltd
ACCOUNTS RECEIVABLE, NET [Line Items]
Provision for doubtful accounts	54,923
BGA FOUNDATION LTD
ACCOUNTS RECEIVABLE, NET [Line Items]
Provision for doubtful accounts	$ 1,092,208